Earnings Per Share [Text Block]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Text Block]

NOTE 3 – EARNINGS PER SHARE

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share is calculated by dividing net income by the average shares outstanding. Diluted earnings per share adds the dilutive effects of stock options to average shares outstanding.

The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2016	2015	2016	2015
Weighted-average common shares outstanding	2,633,752	2,253,584	2,445,821	2,248,468
Average treasury stock shares	(386,165)	(189,530)	(386,165)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,247,587	2,064,054	2,059,656	2,058,938
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	8,643	8,585	8,876	9,254

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,256,230	2,072,639	2,068,532	2,068,192

Options to purchase 31,949 shares of common stock, at prices ranging from $17.55 to $40.24, were outstanding during the three and nine months ended September 30, 2016. Of those options, 24,700 were considered dilutive for the three and nine month periods based on the market price exceeding the strike price.

Options to purchase 42,437 shares of common stock, at prices ranging from $17.55 to $37.48, were outstanding during the three and nine months ended September 30, 2015. Of those options, 27,000 were considered dilutive for the three-month period based on the market price exceeding the strike price. For the nine months ended September 30, 2015, 27,250 options were considered dilutive.

2. EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended December 31.

	2015	2014	2013
Weighted-average common shares outstanding	2,251,365	2,231,165	2,206,392
Average treasury stock shares	(236,399)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,014,966	2,041,635	2,016,862
Additional common stock equivalents used to calculate diluted earnings per share	9,154	7,871	7,178

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,024,120	2,049,506	2,024,040

Options to purchase 31,949 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2015. Of those options, 27,250 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2015. The remaining options had no dilutive effect on the earnings per share.

Options to purchase 46,451 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2014. Of those options, 28,282 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2014. The remaining options had no dilutive effect on the earnings per share.

Options to purchase 58,581 shares of common stock at prices ranging from $17.55 to $40.24 were outstanding during the year ended December 31, 2013. Of those options, 39,808 were considered dilutive based on the average market price exceeding the strike price for the year ended December 31, 2013. The remaining options had no dilutive effect on the earnings per share.